Information about financial instruments - Schedule of Present Fair Values of Derivative Financial Instruments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) EUR (€)	Dec. 31, 2023 USD ($) EUR (€)	Dec. 31, 2022 USD ($) EUR (€)
Disclosure of financial liabilities [line items]
Fair value	$ 22,548,000	$ 96,803,000	$ 76,815,000
Financial assets, at fair value	(67,760,000)	(15,182,000)	(20,256,000)
Loss transferred from other comprehensive income to the statement of operations	44,000	139,000	143,000
Level 2 | Cash flow hedges
Disclosure of financial liabilities [line items]
Financial assets, at fair value		74,000
Cash flow hedges | Financial Assets Measured At Fair Value Through Other Comprehensive Income
Disclosure of financial liabilities [line items]
Financial assets, at fair value		74,000
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Disclosure of financial liabilities [line items]
Fair value	106,000	3,000	3,203,000
Financial instruments at fair value through other comprehensive income | Cash flow hedges | Level 2
Disclosure of financial liabilities [line items]
Fair value	$ 106,000	$ 3,000	$ 3,203,000
Cash flow hedge | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	3,000	2,000	3,000
Fair value	$ (106,000)	$ 74,000	$ 142,000
Cash flow hedge | Forward contracts | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	3,000	2,000	3,000
Fair value	$ (106,000)	$ 74,000	$ 142,000
Cash flow hedge | Options | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	0	0	0
Fair value	$ 0	$ 0	$ 0